Warrants (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Warrants
Schedule of Outstanding Warrants

Outstanding warrants consist of the following:

Range of Exercise Prices Per Share:	December 31, 2025	September 30, 2025
Public Warrants and Private Warrants - $5.79	9,000,000	9,000,000
Other Warrants:
$0.01	380,000	380,000
$0.82 to $0.96	6,328,594	6,328,594
$1.08 to $1.18	10,020,754	9,020,754
$1.74 to $2.00	356,384	356,384
Total	26,085,732	25,085,732

Outstanding warrants consist of the following:

	September 30,
	2025	2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants (July 2024 Private Placement)	2,785,491	5,755,396
Common Warrants (April 2025 Offering)	2,360,298	—
Inducement Warrants	8,229,701	—
Other warrants	2,460,242	2,170,403
Total	25,085,732	18,675,799